Earnings (Loss) per Share (Anti-dilutive Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Shares authorized under stock option plans, exercise price range, lower range limit	$ 8.46	$ 8.46	$ 11.55
Shares authorized under stock option plans, exercise price range, upper range limit	$ 33.50	$ 33.5	$ 33.5
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share [Line Items]
Antidilutive securities excluded from computation of earnings (loss) per share	1,273,731	1,076,067	1,069,774